Basis of Presentation and General Information: (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 13, 2006
Number of vessels owned	116
Charterer A [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Accounts receivable	$ 2,526
Combined carrying capacity [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Vessel Capacity in DWT	12,900,000
Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Vessel Capacity in DWT	52,425
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Vessel Capacity in DWT	209,537